RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		54 Months Ended
	Nov. 15, 2016	May 31, 2013	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Feb. 29, 2016	Dec. 31, 2015	Sep. 30, 2013
Debt face amount			$ 3,327,000		$ 3,327,000
John Seitz, CEO [Member] | Convertible Promissory Notes [Member]
Debt face amount								$ 8,675,500	$ 8,675,500	$ 363,000			$ 2,410,000	$ 6,500,000
Interest rate								5.00%	5.00%	5.00%			5.00%	5.00%
Debt conversion, price per share								$ 0.12	$ 0.12					$ 0.12
Debt maturity date					due on demand		due on demand
Amount owed to related party			8,675,500		$ 8,675,500		$ 8,675,500	$ 8,675,500	$ 8,675,500
Stock issued in conversion of notes payable		10,000,000
Value of stock issued in conversion of notes payable		$ 1,200,000							5,300,000
Accrued interest payable			1,970,032		1,970,032		1,641,086	1,201,286	1,201,286
Related party [Member] | Promissory Notes [Member]
Proceeds from issuance of convertible notes and warrants	$ 50,000
Accounting Consulting Service [Member]
Accounting consulting services, included in related party payables			$ 14,880	$ 5,915	$ 44,640	$ 17,745	23,660	32,625
Dr. Ronald Bain, President [Member]
Debt face amount												$ 267,000
Interest rate												5.00%
Amount owed to related party							267,000
Accrued interest payable							$ 42,706	$ 27,171	$ 27,171
Dr. Ronald Bain, President [Member] | Convertible Promissory Notes [Member]
Debt face amount											$ 92,000